Supplemental Guarantor Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2012
Supplemental Guarantor Condensed Consolidating Financial Statements
Supplemental Guarantor Condensed Consolidating Financial Statements

18.                     Supplemental Guarantor Condensed Consolidating Financial Statements

On May 5, 2011 Satmex offered $325,000 in aggregate principal amount of Senior Secured Notes. Satmex exchanged the Senior Secured Notes for $325.0 million of registered 9.5% Senior Secured Notes due 2017 (the “Exchange Notes”).

On April 9, 2012, Satmex offered an additional $35,000 aggregate principal amount of Senior Secured Notes as a tack-on to the Senior Secured Notes (the “Tack-on Notes”) due in 2017, issued in a private placement under Rule 144A and Regulation S of the U.S. Securities Act of 1933, as amended. The Tack-on Notes were exchanged for registered notes on September 28, 2012. The additional Tack-on Notes were priced at 102.00% and will bear interest at an annual fixed rate of 9.50%.

Both the Exchange Notes and the Tack-on Notes are guaranteed by all of Satmex’s U.S. domiciled subsidiaries existing on the issue date (which as of the date of the accompanying consolidated financial statements includes Alterna’TV Corp. and Alterna’TV Int. (the “Guarantors”)). Future guarantor subsidiaries are contemplated in the indentures. The guarantees are full and unconditional and are joint and several obligations of the guarantors and are secured by first priority liens on the collateral securing the notes, subject to certain permitted liens. Accordingly, supplemental guarantor condensed consolidating financial statements are included hereon.

Satmex’s investments in subsidiaries in the accompanying guarantor information are accounted for under the equity method, representing acquisition cost adjusted for Satmex’s share of the subsidiary’s cumulative results of operations, capital contributions, distributions and other equity changes. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.

The following tables have been prepared in accordance with Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered, in order to present the (i) condensed consolidating balance sheets as of December 31, 2012 and 2011 (Successor registrant), (ii) condensed consolidating statements of operations and condensed statements of cash flows for (a) the year ended December 31, 2012 (Successor registrant), (b) the period from May 26, 2011 through December 31, 2011 (Successor registrant) and (c) the period from January 1, 2011 through May 25, 2011 and for the year ended December 31, 2010 (Predecessor Registrant), of Satmex, which is the issuer of the Senior Secured Notes and the Tack-on Notes, and of, the Guarantors (which are combined for this purpose), the Non-Guarantors, and the elimination entries necessary to consolidate the issuer with the Guarantor and Non-Guarantor subsidiaries.

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
			Non
	Satmex	Guarantor	Guarantor	Eliminations upon
	Issuer	Subsidiaries	Subsidiaries	consolidation	Consolidated
Assets
Current assets:
Cash and cash equivalents	$58,873	$921	$14,858	$—	$74,652
Restricted cash	4,900	—	—	—	4,900
Accounts receivable, net	8,760	3,006	6,506	(4,751)	13,521
Inventories, net of allowance for obsolescence	—	—	413	—	413
Prepaid insurance and other assets	8,552	129	44	—	8,725
Deferred tax assets	1,566	909	584	—	3,059
Total current assets	82,651	4,965	22,405	(4,751)	105,270

Satellites and equipment, net	550,351	83	2,128	—	552,562
Concessions, net	39,239	—	3,598	—	42,837
Due from related parties	4,003	—	960	(4,963)	—
Intangible assets and other assets	30,772	2,168	1,015	—	33,955
Investment in subsidiaries	19,041	—	—	(19,041)	—
Deferred financing cost	11,390	—	—	—	11,390

Total	$737,447	$7,216	$30,106	$(28,755)	$746,014

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$41,286	$3,240	$5,111	$(4,751)	$44,886
Deferred revenue	3,605	—	—	—	3,605

Income tax payable	—	—	13	—	13

Total current liabilities	44,891	3,240	5,124	(4,751)	48,504

Debt obligations	360,000	—	—	—	360,000
Other long-term liabilities	27,317	4,003	1,060	(4,963)	27,417
Long-term deferred tax liabilities	7,243	15	1,225	—	8,483
Total liabilities	439,451	7,258	7,409	(9,714)	444,404

Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
Retained earnings	22,334	1,131	1,216	(2,347)	22,334
Noncontrolling interest	—	—	—	3,614	3,614

Total shareholders’ equity	297,996	(42)	22,697	(19,041)	301,610

Total	$737,447	$7,216	$30,106	$(28,755)	$746,014

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2011

(In thousands of U. S. dollars)

	Successor Registrant
			Non
	Satmex	Guarantor	Guarantor	Eliminations upon
	Issuer	Subsidiaries	Subsidiaries	consolidation	Consolidated
Assets
Current assets:
Cash and cash equivalents	$65,393	$989	$12,869	$—	$79,251
Accounts receivable, net	8,503	2,253	6,366	(4,464)	12,658
Inventories, net of allowance for obsolescence	—	—	489	—	489
Prepaid insurance and other assets	6,592	21	74	—	6,687
Deferred tax assets	—	—	386	(386)	—
Total current assets	80,488	3,263	20,184	(4,850)	99,085

Satellites and equipment, net	440,697	95	2,223	—	443,015
Concessions, net	40,819	—	3,809	—	44,628
Due from related parties	5,023	—	778	(5,801)	—
Intangible assets and other assets	60,480	2,985	1,073	—	64,538
Investment in subsidiaries	16,688	—	—	(16,688)	—
Deferred financing cost	13,677	—	—	—	13,677
Deferred tax assets	—	685	—	(685)	—

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$17,557	$2,974	$4,611	$(4,464)	$20,678
Deferred tax liabilities	1,757	—	119	(386)	1,490

Total current liabilities	19,314	2,974	4,730	(4,850)	22,168

Debt obligations	325,000	—	—	—	325,000
Other long-term liabilities	37,482	5,023	891	(5,801)	37,595
Long-term deferred tax liabilities	19,296	—	1,278	(685)	19,889

Total liabilities	401,092	7,997	6,899	(11,336)	404,652
Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
(Accumulated deficit) retained earnings	(18,882)	204	(313)	109	(18,882)
Noncontrolling interest	—	—	—	3,511	3,511

Total shareholders’ equity	256,780	(969)	21,168	(16,688)	260,291

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Income

For the year ended December 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Revenues:
Satellite services	$120,358	$—	$—	$(6,404)	$113,954
Broadband satellite services	—	—	10,980	(31)	10,949
Programming distribution services	—	14,504	—	—	14,504
Services companies	—	—	14,109	(14,109)	—
	120,358	14,504	25,089	(20,544)	139,407

Cost of satellite services	12,305	—	4,032	(4,516)	11,821
Cost of broadband satellite services	—	—	7,866	(4,715)	3,151
Cost of programming distribution services	—	10,129	—	(1,689)	8,440
Selling and administrative expenses	17,124	1,756	11,891	(9,624)	21,147
Depreciation and amortization	63,237	893	821	—	64,951
	92,666	12,778	24,610	(20,544)	109,510

Operating income	27,692	1,726	479	—	29,897

Interest (expense) income, net and other	(1,854)	(251)	1,060	(2,353)	(3,398)

Income before income tax	25,838	1,475	1,539	(2,353)	26,499

Income tax (benefit) expense	(15,378)	548	10	—	(14,820)

Net income	41,216	927	1,529	(2,353)	41,319

Less: Net income attributable to noncontrolling interest	—	—	—	103	103

Net income attributable to Satélites Mexicanos, S. A. de C. V.	$41,216	$927	$1,529	$(2,456)	$41,216

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the period from May 26, 2011 through December 31, 2011

(In thousands of U. S. dollars

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Revenues:
Satellite services	$63,505	$—	$—	$(3,791)	$59,714
Broadband satellite services	—	—	7,448	(15)	7,433
Programming distribution services	1,063	6,513	—	(13)	7,563
Services companies	—	—	9,050	(9,050)	—
	64,568	6,513	16,498	(12,869)	74,710

Cost of satellite services	6,533	—	2,549	(2,891)	6,191
Cost of broadband satellite services	—	—	4,432	(3,044)	1,388
Cost of programming distribution services	636	4,489	—	(732)	4,393
Selling and administrative expenses	10,465	1,332	7,030	(6,035)	12,792
Depreciation and amortization	45,110	714	723	—	46,547
	62,744	6,535	14,734	(12,702)	71,311

Operating income (loss)	1,824	(22)	1,764	(167)	3,399

Interest expense, net and other	(9,059)	(121)	(1,244)	301	(10,123)

(Loss) income before income tax	(7,235)	(143)	520	134	(6,724)

Income tax expense (benefit)	11,647	(347)	833	—	12,133

Net (loss) income	(18,882)	204	(313)	134	(18,857)

Less: Net income attributable to noncontrolling interest	—	—	—	(25)	(25)

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(18,882)	$204	$(313)	$109	$(18,882)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the period from January 1, 2011 through May 25, 2011

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Revenues:
Satellite services	$46,577	$—	$—	$(2,843)	$43,734
Broadband satellite services	—	—	5,198	(8)	5,190
Programming distribution services	761	4,040	—	(15)	4,786
Services companies	—	—	12,739	(12,739)	—
	47,338	4,040	17,937	(15,605)	53,710

Cost of satellite services	4,586	—	1,960	(2,145)	4,401
Cost of broadband satellite services	—	—	2,839	(2,154)	685
Cost of programming distribution services	454	2,875	—	(704)	2,625
Selling and administrative expenses	5,535	595	12,186	(10,602)	7,714
Depreciation and amortization	16,682	167	398	(167)	17,080
Reorganization expenses	28,766	—	—	—	28,766
	56,023	3,637	17,383	(15,772)	61,271

Operating income	(8,685)	403	554	167	(7,561)

Interest expense, net and other	17,761	93	(473)	1,619	19,000

(Loss) income before income tax	(26,446)	310	1,027	(1,452)	(26,561)

Income tax expense (benefit)	2,317	1	(119)	—	2,199

Net (loss) income	(28,763)	309	1,146	(1,452)	(28,760)

Less: Net income attributable to noncontrolling interest	—	—	—	3	3

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(28,763)	$309	$1,146	$(1,455)	$(28,763)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Revenues:
Satellite services	$112,666	$—	$—	$(6,885)	$105,781
Broadband satellite services	—	—	12,924	(14)	12,910
Programming distribution services	1,935	8,223	—	(87)	10,071
Services companies	—	—	13,957	(13,957)	—
	114,601	8,223	26,881	(20,943)	128,762

Cost of satellite services	11,697	—	4,454	(4,746)	11,405
Cost of broadband satellite services	—	—	7,988	(5,167)	2,821
Cost of programming distribution services	1,117	6,075	—	(1,805)	5,387
Selling and administrative expenses	13,679	1,483	11,103	(9,225)	17,040
Depreciation and amortization	42,501	392	901	(392)	43,402
Reorganization expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—
	79,552	7,950	24,446	(15,450)	96,498

Operating income	35,049	273	2,435	(5,493)	32,264

Interest expense, net and other	(43,222)	(176)	333	(2,308)	(45,373)

(Loss) income before income tax	(8,173)	97	2,768	(7,801)	(13,109)

Income tax expense	274	—	505	—	779

Net (loss) income	(8,447)	97	2,263	(7,801)	(13,888)

Less: Net income attributable to noncontrolling interest	—	—	—	444	444

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(8,447)	$97	$2,263	$(8,245)	$(14,332)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2012

(In thousands of U.S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities	$80,103	$(56)	$2,451	$—	$82,498

Cash flows from investing activities:
Restricted cash-Satmex 8	(4,900)	—	—	—	(4,900)
Construction in progress - satellites (including capitalized interest)	(114,678)	—	—	—	(114,678)
Acquisition of equipment	(1,524)	(12)	(462)	—	(1,998)
Net cash used in investing activities	(121,102)	(12)	(462)	—	(121,576)

Cash flows from financing activities:
Issuance of Senior Secured Notes	35,700	—	—	—	35,700
Deferred financing costs	(1,221)	—	—	—	(1,221)
Net cash provided by financing activities	34,479	—	—	—	34,479

Cash and cash equivalents:
Net (decrease) increase for the year	(6,520)	(68)	1,989	—	(4,599)
Beginning of year	65,393	989	12,869	—	79,251

End of year	$58,873	$921	$14,858	$—	$74,652

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from May 26, 2011 through December 31, 2011

(In thousands of U.S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities	$33,386	$(3,806)	$2,774	$—	$32,354

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(150,537)	—	—	—	(150,537)
Acquisition of equipment	(1,393)	(47)	(187)	—	(1,627)
Net cash used in investing activities	(151,930)	(47)	(187)	—	(152,164)

Cash flows from financing activities:
Proceeds from equity issuance	90,000	—	—	—	90,000
Repayment of First Priority Old Notes	(238,237)	—	—	—	(238,237)
Deferred financing costs	(333)	—	—	—	(333)
Net cash used in financing activities	(148,570)	—	—	—	(148,570)

Cash and cash equivalents:
Net (decrease) increase for the period	(267,114)	(3,853)	2,587	—	(268,380)
Beginning of period	332,507	4,842	10,282	—	347,631

End of period	$65,393	$989	$12,869	$—	$79,251

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from January 1, 2011 through May 25, 2011

(In thousands of U.S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:	$43,598	$(35,570)	$106	$—	$8,134

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(42,333)	—	—	—	(42,333)
Acquisition of equipment	(511)	(57)	(67)	—	(635)
Net cash used in investing activities	(42,844)	(57)	(67)	—	(42,968)

Cash flows from financing activities:
Issuance of Senior Secured Notes	325,000	—	—	—	325,000
Deferred financing costs	(18,247)	—	—	—	(18,247)
Net cash provided by financing activities	306,753	—	—	—	306,753

Cash and cash equivalents:
Net (decrease) increase for the period	307,507	(35,627)	39	—	271,919
Beginning of period	25,000	40,469	10,243	—	75,712

End of period	$332,507	$4,842	$10,282	$—	$347,631

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010

(In thousands of U.S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:	$38,341	$381	$2,288	$—	$41,010

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(63,113)	—	—	—	(63,113)
Acquisition of equipment	(3,999)	—	(579)	—	(4,578)
Net cash used in investing activities	(67,112)	—	(579)	—	(67,691)

Cash and cash equivalents:
Net (decrease) increase for the year	(28,771)	381	1,709	—	(26,681)
Beginning of year	53,771	40,088	8,534	—	102,393

End of year	$25,000	$40,469	$10,243	$—	$75,712